Acquisitions	12 Months Ended
Sep. 30, 2018
Acquisitions [Abstract]
Acquisitions

NOTE 4 - ACQUISITIONS

Spectrum Merger

Effective July 13, 2018, the Company completed the planned Spectrum Merger. Prior to the Spectrum Merger, the Company was a holding company, doing business as HRG and conducting its operations principally through its majority owned subsidiaries.  In accordance with the Agreement and Plan of Merger (the “Merger Agreement”), HRG, through, HRG SPV Sub I, Inc., a Delaware corporation and direct wholly owned subsidiary of HRG (“Merger Sub”), merged with and into Spectrum, with Spectrum continuing as a wholly owned subsidiary of HRG.  The certificate of incorporation of HRG was amended and restated, pursuant to which, among other things, the corporate name of HRG was changed to “Spectrum Brands Holdings, Inc.”, the Board of Directors of Spectrum were designated as the Board of Directors of the Company with an individual designated by Jefferies Financial Group (“Jefferies”, formerly Leucadia National Corporation) and the officers of Spectrum became officers of SBH. Further, HRG subsequently began operating under the name of Spectrum Brands Holdings, Inc. and the NYSE ticker symbol of HRG Common Stock changed to “SPB”.

Immediately prior to the close of the Spectrum Merger, each issued and outstanding share of HRG common stock was, by means of a reverse stock split, combined into a fraction of a share of HRG Common Stock equal to (i) the number of shares of common stock, par value $0.01 per share, of Spectrum common stock held by HRG and its subsidiaries, adjusted for HRG’s net indebtedness as of closing, certain transaction expenses of HRG that are unpaid as of closing and a $200.0 million upward adjustment, divided by (ii) as of immediately prior to the reverse stock split, the number of outstanding shares of HRG common stock on a fully-diluted basis.  Each share of Spectrum common stock issued and outstanding (other than shares held in treasury of Spectrum or held by HRG) were converted into the right to receive one share of newly issued HRG common stock and exchanged for HRG common stock.  The weighted average shares and earnings per share data on the Consolidated Statements of Income were retrospectively adjusted to reflect the impact of the reverse stock split for all periods presented.  See Note 20 – Earnings Per Share - SBH for further detail on the conversion rate and reverse stock split.

Each restricted stock award, restricted stock unit and performance stock unit granted under an equity plan of Spectrum, whether vested or unvested, were assumed by SBH and automatically converted into a corresponding equity-based award in SBH with the right to hold or acquire shares of common stock equal to the number of shares of Spectrum common stock previously underlying such award. Each new award is subject to the same terms and conditions as the corresponding Spectrum award. SBH assumed all rights and obligations in respect of each equity-based plan of Spectrum.  The modification of the Spectrum awards to account for the exchange did not result in incremental expense and the recognized shared based compensation expense associated with the awards are based upon the fair value at the original grant date.  See Note 17 – Share Based Compensation for further discussion over Spectrum shared based awards.

Prior to the close, each stock option, warrant and restricted stock award granted under an equity-based plan of HRG outstanding and unvested immediately prior to the closing became fully vested and each stock option and warrant became exercisable. Each exercisable award that is unexercised shall be adjusted (including to give effect to the reverse stock split) and shall remain outstanding, subject to the same terms and conditions as applied to the corresponding award. Immediately prior to the reverse stock split, each HRG restricted stock award shall become fully vested and be treated as a share of HRG common stock for purposes of the reverse stock split and the Merger.  As a result, there are no unvested HRG equity based awards outstanding and all previously unrecognized stock compensation was recognized effective the date of close.  See Note 17 – Share Based Compensation for further discussion over HRG share based awards.

The Spectrum Merger was accounted for as an acquisition of a non-controlling interest.  Prior to completion of the Spectrum Merger, the Company recognized non-controlling interest and income attributable to non-controlling interest in the Consolidated Financial Statements of SBH for the minority ownership of Spectrum. Effective July 13, 2018, Spectrum is a wholly owned subsidiary of SBH and all recognized non-controlled interest associated with Spectrum is part of SBH’s shareholder’s equity and income after completion of the Spectrum Merger will be fully recognized as income attributable to controlling interest of SBH.  As previously discussed, the presentation of the Company’s consolidated financial statements and certain notes to the consolidated financial statements have been updated to reflect the presentation of Spectrum’s historical financial statements.

During the years ended September 30, 2018 and 2017, the Company incurred costs of $45.9 million and $7.6 million associated with the Spectrum Merger and recognized as General and Administrative Expenses on the Consolidated Statements of Income of SBH.

NOTE 4 – ACQUISITIONS (continued)

PetMatrix

On June 1, 2017, the Company completed the acquisition of PetMatrix LLC, a manufacturer and marketer of rawhide-free dog chews consisting primarily of the DreamBone® and SmartBones® brands. The results of PetMatrix’s operations since June 1, 2017 are included in the Company’s Consolidated Statements of Income, and reported within the PET reporting segment for the year ended September 30, 2017.

The Company has recorded an allocation of the purchase price to the Company’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the June 1, 2017 acquisition date. The excess of the purchase price over the fair value of the net tangible assets and identifiable intangible assets was recorded as goodwill, which includes value associated with the assembled workforce. The calculation of purchase price and purchase price allocation is as follows:

(in millions)	Purchase Price
Cash consideration	$255.2

(in millions)	Allocation
Cash and cash equivalents	$0.2
Trade receivables	7.8
Inventories	16.0
Prepaid expenses and other current assets	0.9
Property, plant and equipment	0.8
Goodwill	123.8
Intangible assets	110.4
Accounts payable	(4.1)
Accrued wages and salaries	(0.1)
Other current liabilities	(0.5)
Net assets acquired	$255.2

The purchase price allocation resulted in goodwill of $123.8 million, allocated to the PET segment; of which $123.8 million is deductible for tax purposes. The values allocated to intangible assets and the weighted average useful lives are as follows:

(in millions)	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$75.0	Indefinite
Technology	21.0	14 years
Customer relationships	12.0	16 years
Non-compete agreement	2.4	5 years
Total intangibles acquired	$110.4

The Company performed a valuation of the acquired inventories; tradenames; technologies; customer relationships and non-compete agreements. The following is a summary of significant inputs to the valuation:

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Inventory – Acquired inventory consists of branded finished goods that were valued based on the comparative sales method, which estimates the expected sales price of the finished goods inventory, reduced for all costs expected to be incurred in its completion or disposition and a profit on those costs.

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Tradenames – The Company valued indefinite-lived trade names, DreamBone® and SmartBones®, using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the trade names were not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related trademarks and trade names, other similar trademark licensing and transaction agreements and the relative profitability and perceived contribution of the trade names.

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Technology – The Company valued technology using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the technology was not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related licensing agreements and the importance of the technology and profit levels, among other considerations. The Company anticipates using these technologies through the legal life of the underlying patents; therefore, the expected useful life of these technologies is based on the remaining life of the underlying patents.

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Customer relationships – The Company valued customer relationships using an income approach, the multi-period excess earnings method. In determining the fair value of the customer relationships, the multi-period excess earnings approach values the intangible asset at the present value of the incremental after-tax cash flows attributable only to the customer relationship after deducting contributory asset charges. The incremental after-tax cash flows attributable to the subject intangible asset are then discounted to their present value. Only expected sales from current customers were used, which are estimated using annual expected growth rates of 2% to 20%. The Company assumed a customer retention rate of up to 98%, which is supported by historical retention rates. Income taxes were estimated at 35% and amounts were discounted using a rate of 12%.

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Non-compete agreements – The Company valued the non-compete agreement using the income approach that compares the prospective cash flows with and without the non-compete agreement in place. The value of the non-compete agreement is the difference between the discounted cash flows of the business under each of these two alternative scenarios, considering both tax expenditure and tax amortization benefits.

Pro forma results have not been presented as the PetMatrix acquisition is not considered individually significant to the consolidated results of the Company.

NOTE 4 – ACQUISITIONS (continued)

GloFish

On May 12, 2017, the Company entered into an asset purchase agreement with Yorktown Technologies LP, for the acquisition of assets consisting of the GloFish branded operations, including transfer of the GloFish® brand, related intellectual property and operating agreements. The GloFish operations primarily consist of the development and licensing of fluorescent fish for sale through mass retail and online channels. The results of GloFish’s operations since May 12, 2017 are included in the Company’s Consolidated Statements of Income, and reported within the PET reporting segment for the year ended September 30, 2017.

The Company has recorded an allocation of the purchase price to the Company’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the May 12, 2017 acquisition date. The excess of the purchase price over the fair value of the net tangible assets and identifiable intangible assets was recorded as goodwill, which includes value associated with the assembled workforce, including an experienced research team. The calculation of purchase price and purchase price allocation is as follows:

(in millions)	Purchase Price
Cash consideration	$49.7

(in millions)	Allocation
Trade receivables	$0.4
Property, plant and equipment	0.6
Goodwill	11.2
Intangible assets	37.8
Other current liabilities	(0.3)
Net assets acquired	$49.7

The purchase price allocation resulted in goodwill of $11.2 million, allocated to the PET segment; of which $11.2 million is deductible for tax purposes. The values allocated to intangible assets and the weighted average useful lives are as follows:

(in millions)	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$6.1	Indefinite
Technology	30.2	13 years
Customer relationships	1.5	10 years
Total intangibles acquired	$37.8

The Company performed a valuation of the acquired tradenames; technologies; customer relationships and contingent consideration. The following is a summary of significant inputs to the valuation:

•

Tradenames – The Company valued indefinite-lived trade names using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the trade names were not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related trademarks and trade names, other similar trademark licensing and transaction agreements and the relative profitability and perceived contribution of the trade names.

•

Technology – The Company valued technology using an income approach, the relief-from-royalty method. Under this method, the asset value was determined by estimating the hypothetical royalties that would have to be paid if the technology was not owned. Royalty rates were selected based on consideration of several factors, including prior transactions, related licensing agreements and the importance of the technology and profit levels, among other considerations. The Company anticipates using these technologies through the legal life of the underlying patents; therefore, the expected useful life of these technologies is based on the remaining life of the underlying patents.

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Customer relationships – The Company valued customer relationships using a replacement cost. The replacement cost approach values the intangible asset at the present value of the incremental after-tax cash flows attributable only to the customer relationships after deducting the cost to recreate key customer relationships. The incremental after-tax cash flows attributable to the subject intangible asset are then discounted to their present value. Income taxes were estimated at 35% and amounts were discounted using a rate of 12%.

Pro forma results have not been presented as the GloFish acquisition is not considered individually significant to the consolidated results of the Company.

Shaser

On May 18, 2017, the Company completed the purchase of the remaining 44% non-controlling interest of Shaser, Inc. with a purchase price of $12.6 million. Effective May 18, 2017, Shaser, Inc. is a wholly owned subsidiary of the Company and all recognized non-controlled interest associated with Shaser, Inc. is part of the Company’s equity. As a result of the acquisition the Company recognized an increase of $24.1 million to additional paid-in capital.

NOTE 4 – ACQUISITIONS (continued)

Acquisition and Integration Costs

The following table summarizes acquisition and integration related charges incurred by the Company during the years ended September 30, 2018, 2017 and 2016:

(in millions)	2018	2017	2016
HHI	$6.0	$5.9	$13.3
PetMatrix	4.9	4.5	—
Glofish	0.2	1.0	—
Shaser	0.1	1.2	—
Other	4.1	5.1	8.8
Total acquisition and integration related charges	$15.3	$17.7	$22.1